Document and Entity Information	Dec. 26, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000708818
Document Type	8-K
Document Period End Date	Dec. 26, 2019
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Incorporation State Country Code	CA
Entity File Number	001-12537
Entity Tax Identification Number	95-2888568
Entity Address, Address Line One	18111 Von Karman Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	255-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false